INTERMEDIATE BOND FUND OF AMERICA

A diversified portfolio of high-quality intermediate-term bonds

Semi-Annual Report for the six months
ended February 28, 1997

[Photo collage:  Associates in various work settings]

[The American Funds Group(r)]


INTERMEDIATE BOND FUND OF AMERICA(sm)seeks to earn current income, consistent with preservation of capital, within certain guidelines for quality and maturity. The fund invests primarily in a portfolio of bonds with effective maturities of between three and 10 years that are rated in the two highest categories by Moody's (Aaa, Aa) or Standard & Poor's (AAA, AA), or equivalent unrated securities.

In pursuing its objective, the fund seeks to provide more income than short-term obligations such as Treasury bills, and greater stability than longer term bonds. While short-term investments typically offer greater stability of principal and long-term bonds generally offer higher yields, Intermediate Bond Fund of America seeks to take an attractive middle course between the two.

INVESTMENT HIGHLIGHTS through 2/28/97
- 6-month total return   4.3%    (income plus capital changes, with
                                  dividends reinvested)
- 12-month total return  5.0%    (income plus capital changes, with
                                  dividends reinvested)

Fund results in this report were computed without a sales charge unless otherwise indicated. Here are the fund's total returns and average annual compound returns, with all distributions reinvested, for periods ended March 31, 1997 (the most recent calendar quarter), assuming payment of the 4.75% maximum sales charge at the beginning of the stated periods:

                                                   Average Annual
                           Total Return            Compound Return

Lifetime (since 2/19/88)     +78.37%                   +6.56%
Five Years                   +29.69%                   +5.34%
12 Months                    -00.16%                   -

Sales charges are lower for accounts of $25,000 or more. The fund's 30-day yield as of March 31, 1997, calculated in accordance with the Securities and Exchange Commission formula, was 5.66%. The fund's distribution rate as of that date was 6.00%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.


[Watermark:  Fellow Shareholders]

FELLOW SHAREHOLDERS: The value of your investment in Intermediate Bond Fund of America rose 4.3% during the six months ended February 28, 1997 if, like the majority of the fund's shareholders, you reinvested the monthly dividends which totaled 43 cents a share. By comparison, the unmanaged Salomon Brothers Broad Investment-Grade Medium Term Index increased 4.9% with dividends reinvested over the same period. Separating the two components of total return - income and capital appreciation - shows that the fund produced a 3.3% income return (6.5% annualized), while its share price rose 1.0%.

These latest results bring the fund's total return over the past 12 months to +5.0% and its lifetime total return since its introduction in February 1988 to +88.3%, or an average annual compound return of +7.3%.

THE FEDERAL RESERVE TAKES ACTION

The six months saw moderate swings in intermediate-term interest rates as measured by 5-year U.S. Treasury yields. Average yields for these securities peaked in September at 6.6%. Over the next two months, tentative signals of a cooling economy were compounded by early winter storms that dampened economic activity leading into the holiday consumer spending season.

In November, weakening economic indicators and the severe weather combined to drive five-year rates to a six-month low of 5.8%. But as year-end economic data came in, an acceleration in business activity rekindled worries of possible wage inflation, nudging these 5-year rates up to 6.4% by the end of February.

In late March, a few weeks after the close of the fund's semi-annual fiscal period, the Federal Reserve Board took what was deemed a pre-emptive strike against inflation by increasing the federal funds rate, the rate banks charge each other for overnight loans, by one-quarter of one percent. This was the first change since the step down to 5.25% in January 1996 and was the first increase in more than two years. As would be expected, the net asset value of the fund fluctuated less than longer maturity securities.

THE FUND REMAINS FOCUSED ON HIGH QUALITY

In pursuit of current income and preservation of capital, the fund remains focused on U.S. Treasuries, highly rated mortgage- and asset-backed securities, and federal agency obligations with effective maturities of between three and 10 years. Emphasis continues to be on the shorter part of this maturity range, in order to moderate the fluctuations in the fund's net asset value. At the end of each of the past two six-month fiscal periods since February 29, 1996, the maturity of the portfolio has remained steady, with an average life of 4.4 years.

We look forward to reporting to you again in six months.

Cordially,

[/s/ Paul G. Haaga, Jr.]
Paul G. Haaga, Jr.
Chairman of the Board

[/s/ Abner D. Goldstine]
Abner D. Goldstine
President

April 15, 1997

[Photo:  close-up of associate working]


Intermediate Bond Fund of America
Investment Portfolio February 28, 1997

Federal Agency Obligations--Non-Mortgage                                          7.2%
Corporate Bonds                                                                   5.8%
Non-U.S. Government Bonds                                                         2.7%
Cash & Equivalents                                                                3.5%
Privately Originated Mortgage Obligations                                         9.3%
Asset-Backed Obligations                                                          9.8%
Federal Agency Mortgage Obligations                                              32.5%
U.S. Treasury Securities                                                         29.2%

                                                                            Principal       Market      Percent
                                                                               Amount         Value      of Net
Bonds & Notes                                                                   (000)         (000)      Assets

Industrial & Service-  0.20%

BP America Inc. 10.00% 2018 (1998) /1/                                         $2,600        $2,821        .20%
                                                                                          ---------    --------

Utilities-  1.02%

Big Rivers Electric Corp. 9.50% 2017                                           10,000        10,757          .77
Northern Telecom Ltd. 8.75% 2001                                                3,250         3,492          .25
                                                                                          ---------   ---------
                                                                                             14,249         1.02
                                                                                          ---------   ---------

Financial Services-  3.99%

AB Svensk Exportkredit (Swedish Export Credit
 Corp.) Debentures 9.875% 2038                                                  4,000         4,319          .31
ABN AMRO Bank NV, Chicago Branch 7.55% 2006                                     4,000         4,118          .30
Barclays North American Capital Corp. 9.75% 2021                                7,230         8,194          .59
Beverly Finance Corp. 8.36% 2004                                               10,000        10,403          .74
Corporate Property Investors:
 9.00% 2002                                                                     9,500        10,194
 7.75% 2004                                                                     2,000         2,056          .88
General Electric Capital Corp. 8.375% 2001                                      1,500         1,588          .11
Town & Country Funding Corp. 5.85% 2000 (1998) /1/                             15,000        14,815         1.06
                                                                                          ---------   ---------
                                                                                             55,687         3.99
                                                                                          ---------   ---------

Collateralized Mortgage Obligations
 (Privately Originated) /2/ -  9.32%

Chase Manhattan Bank, NA:
 Series 1996-1, Class A1, 7.60% 2005                                            1,970         2,027
 Series 1993-I, Class 2A-5, 7.25% 2024                                          7,500         7,500          .68
CS First Boston Mortgage Securities Corp., Series 1995-AEW1:
 Class A-1, 6.665% 2027                                                         2,688         2,685
 Class B, 7.182% 2027 /2/                                                       7,200         7,092          .70
GMAC Commercial Mortgage Securities Inc., Series 1996-C1,
 Class A2A, 6.79% 2028                                                         17,406        17,341         1.24
J.P. Morgan Commercial Mortgage Finance Corp., pass-through
 certificates:
  Series 1995-C1, Class A-2, 7.393% 2010 /2/                                   18,155        18,373
  Series 1997-C4, Class A-1, 6.939% 2028                                        2,000         2,005         1.46
Merrill Lynch Mortgage Investors Inc.:
 Series 1992B, Class A-2, 8.05% 2012                                            3,672         3,679
 Series 1992B, Class A-3, 8.30% 2012                                           10,000        10,194
 Series 1995-C2, Class A, 7.440% 2021 /2/ /3/                                   7,964         8,044
 Series 1995-C3, Class A-2, 6.848% 2025 /2/ /3/                                 5,000         4,953         1.93
Morgan Stanley Capital Inc.,
 Series 1995-GA1, Class A1, 7.00% 2002                                          7,270         7,316          .52
Paine Webber CMO Pac, Series O, Class 5, 9.50% 2019                             5,000         5,338          .38
Prudential Home Mortgage Securities Co., Inc.:
 Series 1992-33, Class A-12, 7.50% 2022                                         1,207         1,207
 Series 1992-37, Class A-6, 7.00% 2022                                          6,052         6,048          .52
Structured Asset Securities Corp.,
 Series 1996-CFL, Class A1-C, 5.944% 2028                                       4,900         4,770          .34
Wells Fargo Capital Markets APT Financing Trust 6.56% 2002                     10,000         9,850          .71
Westam Mortgage, Class 4-H, 8.95% 2018                                         11,000        11,677          .84
                                                                                          ---------   ---------
                                                                                            130,099         9.32
                                                                                          ---------   ---------

Asset-Backed Obligations /2/ -  9.80%

AAMES Mortgage Trust, Series 1996-D, Class A1C, 6.52% 2020                      4,500         4,466          .32
Airplanes Pass Through Trust, pass-through certificates,
 Series 1, Class A-3,  5.954% 2015 (2001) /1/ /3/                              10,000        10,030          .72
Case Equipment Loan Trust 1995-A  7.30% 2002                                    4,029         4,075          .29
Chemical Financial Acceptance Corp., Series 1989-A, Class A,
 9.25% 1998                                                                     8,713         8,884          .64
ContiMortgage Home Equity Loan Trust, Series 1996-4,
 Class A-4, MBIA Insured, 6.37% 2011                                            1,500         1,485          .11
Equicredit Funding Trust, Series 1996-A, Class A2, 6.95% 2012                   6,750         6,784          .49
First Plus Home Loan Owner Trust:
 Series 1996-4, Class A-3, 6.28% 2009                                           5,000         4,945
 Series 1997-1, Class A-1, 6.05% 2004                                           1,000           998
 Series 1997-1, Class A-3, 6.45% 2009                                           3,900         3,881         1.24
 Series 1997-1, Class A-6, 6.95% 2015                                           7,500         7,425
Ford Motor Credit Co. 1994-A, 6.35% 1999                                          550           551          .04
GCC Home Equity Trust, asset-backed certificates,
 Series 1990-1, Class A, 10.00% 2005                                            2,817         2,880          .21
Green Tree Financial Corp., pass-through certificates:
 Series 1993-3, Class A5, 5.75% 2018                                           10,000         9,694
 Series 1995-1, Class A2, 7.80% 2025                                            4,209         4,226
 Series 1995-1, Class A3, 7.95% 2025                                            4,000         4,065         2.12
 Series 1995-9, Class A4, 6.45% 2027                                            4,250         4,206
 Series 1996-10, Class A4, 6.42% 2028                                           3,500         3,445
 Series 1996-10, Class A5, 6.83% 2028                                           4,000         3,930
Green Tree Home Improvement Loan Trust, Series 1996-C,
 Class HIA1, 6.45% 2021                                                         1,941         1,946          .14
IMC Home Equity Loan Trust, Series 1996-4, Class A1, 6.59% 2011                 4,139         4,141          .30
MBNA Credit Card Trust, asset-backed certificates,
 1991-1, Class a, 7.75% 1998 (1997) /1/                                           333           333          .02
The Money Store Trust, Series 1996, Class A3, 7.07% 2016                        6,705         6,772          .49
Standard Credit Card Master Trust I, credit card
participation certificates:
 Series 1991-3, Class A, 8.875% 1999 (1998) /1/                                 9,050         9,361
 Series 1991-6, Class A,  7.875% 2000 (1998) /1/                               23,750        24,336         2.42
UCFC Acceptance corp. pass-through certificates:
 Series 1996-B1, Class A2, 7.075% 2010                                          1,500         1,511
 Series 1996-D1, Class A4, 6.776% 2016                                          2,000         1,989          .25
                                                                                          ---------   ---------
                                                                                            136,359         9.80
                                                                                          ---------   ---------

Governments (Excluding U.S. Government) &
 Government Authorities-  2.68%

British Columbia Hydro & Power Authority 12.50% 2013 (1998) /1/                 2,000         2,244          .16
Finland (Republic of) Debenture 9.625% 2028                                    10,639        11,391          .82
Ontario (Province of):
 7.75% 2002                                                                    10,000        10,467
 15.25% 2012 (1997) /1/                                                         5,550         6,113         1.43
 15.75% 2012 (1997) /1/                                                           105           112
 11.50% 2013 (1997) /1/                                                         3,000         3,275
Victorian (Territory of) Public Authorities Finance Agency
 8.45% 2001                                                                     3,500         3,742          .27
                                                                                          ---------   ---------
                                                                                             37,344         2.68
                                                                                          ---------   ---------

Development Authorities-  0.59%

International Bank for Reconstruction and Development
 14.90% 1997                                                                    8,000         8,160          .59
                                                                                          ---------   ---------



Federal Agency Mortgage Pass-Through Obligations /2/ -  28.31%

Federal Home Loan Mortgage Corp.:
 8.00% 2003-2017                                                                6,285         6,487
 8.50% 2008-2021                                                                7,967         8,307
 8.75% 2008-2009                                                                1,174         1,232
 9.50% 2013                                                                     2,501         2,653
 10.00% 2004-2019                                                              20,883        22,845         3.02
 11.00% 2018                                                                       49            55
 12.00% 2013                                                                      234           264
 12.50% 2013                                                                      115           134
 12.75% 2019                                                                       68            79
Federal National Mortgage Assn.:
 6.084% 2023 /2/                                                               16,353        16,215
 7.00% 2008-2023                                                               13,304        13,222
 7.50% 2009-2024                                                               24,480        24,765
 8.00% 2002-2005                                                                2,084         2,141
 8.50% 2008-2023                                                               12,471        13,056
 9.00% 2001-2022                                                               14,055        14,918
 9.50% 2009-2022                                                               11,783        12,624         9.38
 10.00% 2017-2025                                                              24,294        26,897
 10.50% 2004-2020                                                               2,017         2,247
 11.00% 2000-2020                                                               4,135         4,648
 12.25% 2013                                                                       22            24
Government National Mortgage Assn.:
 5.00% 2025-2026 /2/                                                           11,904        11,668
 6.00% 2025 /2/                                                                 4,101         4,068
 6.50% 2024 /2/                                                                70,017        71,572
 6.875% 2022-2023 /2/                                                           6,345         6,471
 7.00% 2007-2024 /2/                                                           12,444        12,626
 7.125% 2023-2024 /2/                                                           6,150         6,291
 8.00% 2023                                                                     1,161         1,191
 8.50% 2007-2026                                                               38,955        40,752
 9.00% 2008-2026                                                               24,332        25,823
 9.50% 2009-2021                                                               25,617        27,824        15.91
 9.75% 1999                                                                        93            98
 10.00% 2019                                                                   10,564        11,617
 10.25% 2012                                                                      267           278
 10.50% 2019                                                                      127           142
 11.00% 2010-2019                                                                 401           458
 11.50% 2010-2013                                                                 204           235
 12.50% 2010-2014                                                                 465           549
                                                                                          ---------   ---------
                                                                                            394,476        28.31
                                                                                          ---------   ---------

Federal Agency Collateralized Mortgage Obligations /2/ -  4.19%

Federal Home Loan Mortgage Corp:
 Class B-3, 12.50% 2013                                                           142           158
 Series 76, Class F, 9.125% 2020                                                2,771         2,853          .22
Federal National Mortgage Assn.:
 Series 91-50, Class H, 7.75% 2006                                              7,126         7,239
 Series 91-146, Class Z, 8.00% 2006                                             3,825         3,890
 Series 88-16, Class B, 9.50% 2018                                                725           787
 Series 90-93, Class G, 5.50% 2020                                              3,850         3,636
 Series 91-78, Class PK, 8.50% 2020                                            10,000        10,278         3.97
 Series 90-21, Class Z, 9.00% 2020                                             24,093        25,169
 Trust D2, 11.00% 2009                                                          3,951         4,403
                                                                                          ---------   ---------
                                                                                             58,413         4.19
                                                                                          ---------   ---------

Federal Agency Obligations--Non-Mortgage-  7.19%

Federal Home Loan Bank Notes:
 6.38% 2003                                                                     4,000         3,873
 6.16% 2004                                                                    15,000        14,313         1.51
 6.27% 2004                                                                     3,000         2,883
Federal Home Loan Mortgage Notes:
 5.78% 2003                                                                     2,000         1,888
 6.30% 2003                                                                     9,300         8,982
 6.39% 2003                                                                     2,000         1,939
 6.50% 2003                                                                     2,000         1,949         3.29
 6.61% 2003                                                                    16,650        16,350
 6.19% 2004                                                                    10,000         9,536
 8.36% 2009                                                                     5,000         5,119
Federal National Mortgage Assn. Medium-Term Note:
 6.14% 2004                                                                     3,000         2,856
 6.53% 2006                                                                     5,625         5,349          .59
FNSM Callable Principal STRIPS,1991-B8,
 0%/7.89% 2002 /4/                                                             25,000        25,000         1.80
                                                                                          ---------   ---------
                                                                                            100,037         7.19
                                                                                          ---------   ---------


U.S. Treasury Obligations-  29.22%

8.125% February 1998                                                           17,000        17,364         1.25
9.25% August 1998                                                              30,750        32,143         2.31
5.125% November 1998                                                           55,000        54,184         3.89
9.125% May 1999                                                                14,250        15,112         1.08
6.75% June 1999                                                                67,000        67,858         4.87
7.75% November 1999                                                             5,500         5,708          .41
7.125% February 2000                                                            6,750         6,909          .50
6.50% May 2001                                                                 11,000        11,048          .79
8.00% May 2001                                                                 12,250        12,979          .93
13.375% August 2001                                                            15,000        19,006         1.36
10.75% February 2003                                                            5,000         6,050          .43
10.75% May 2003                                                                21,750        26,450         1.90
11.125% August 2003                                                            12,500        15,520         1.11
7.25% May 2004                                                                 45,000        46,842         3.36
7.25% August 2004                                                               5,500         5,729          .41
11.625% November 2004                                                          31,750        41,364         2.97
6.50% May 2005                                                                 17,000        16,920         1.21
10.375% November 2009                                                           5,000         6,106          .44
                                                                                          ---------   ---------
                                                                                            407,292        29.22
                                                                                          ---------   ---------
Total Bonds & Notes (cost: $1,344,897,000)                                                1,344,937        96.51
                                                                                          ---------   ---------


Short-Term Securities

Commercial Paper-  2.54%

Associates Corp. of North America 5.39% due 3/3/97                             20,400        20,391         1.46
CIT Group Holdings Inc. 5.40% due 3/3/97                                       15,000        14,993         1.08
                                                                                          ---------   ---------
Total Short-Term Securities (cost: $35,384,000)                                              35,384         2.54
                                                                                          ---------   ---------
Total Investment Securities (cost: $1,380,281,000)                                        1,380,321        99.05

Excess of cash and receivables over payables                                                 13,274          .95
                                                                                          ---------   ---------
Net Assets                                                                               $1,393,595     100.00%
                                                                                          =========      ======


 /1/ Valued in the market on the basis of its effective maturity -- that is, the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Effective maturity date is shown in parentheses.

 /2/ Coupon rate may change periodically.

 /3/ Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than the stated maturity.

 /4/  Zero-coupon bond which will convert to a coupon-bearing security at a later date.


See Notes to Financial Statements

Intermediate Bond Fund of America
Financial Statements                                                         Unaudited
----------------------------------------                     ------------ ------------
Statement of Assets and Liabilities
at February 28, 1997                                          (dollars in   thousands)
----------------------------------------                     ------------ ------------
Assets:
Investment securities at market
 (Cost:  $1,380,281)                                                        $1,380,321
Cash                                                                             1,004
Receivables for-
 Sales of investments                                             $ 5,506
 Sales of fund's shares                                             4,959
 Accrued interest                                                  14,830       25,295
                                                             ------------ ------------
                                                                             1,406,620
Liabilities:
Payables for-
 Purchases of investments                                           5,086
 Repurchases of fund's shares                                       4,864
 Dividends payable                                                  1,917
 Management services                                                  442
 Accrued expenses                                                     716       13,025
                                                             ------------ ------------
Net Assets at February 28, 1997
Equivalent to $13.39 per share on 104,101,747 shares
 of beneficial interest issued and outstanding;
 unlimited shares authorized                                                $1,393,595
                                                                             =========

Statement of Operations
for the six months ended February 28, 1997                    (dollars in   thousands)
                                                             ------------ ------------
Investment Income:
Income:
 Interest                                                                     $ 51,238

Expenses:
 Management services fee                                            2,813
 Distribution expenses                                              2,102
 Transfer agent fee                                                   518
 Reports to shareholders                                               69
 Registration statement and prospectus                                 48
 Postage, stationery and supplies                                      96
 Trustees' fees                                                        11
 Auditing and legal fees                                               41
 Custodian fee                                                         29
 Taxes other than federal income tax                                   22
 Other expenses                                                        13        5,762
                                                             ------------ ------------
Net investment income                                                           45,476
                                                                          ------------
Realized Loss and Unrealized
 Appreciation on Investments:
Net realized loss                                                               (6,415)
Net unrealized (depreciation) appreciation on investments
 Beginning of period                                              (19,744)
 End of period                                                         40
                                                             ------------
  Net unrealized appreciation on investments                                    19,784
                                                                          ------------
 Net realized loss and unrealized appreciation
  on investments                                                                13,369
                                                                          ------------
Net Increase in Net Assets Resulting
 from Operations                                                               $58,845
                                                                             =========
Statement of Changes in Net
 Assets                                                       (dollars in   thousands)
----------------------------------------                 ------------------------------
                                                               Six months   Year ended
                                                           ended February   August 31,
                                                                28, 1997*         1996
Operations:                                              -----------------  ----------
Net investment income                                          $   45,476   $   98,319
Net realized loss on investments                                   (6,415)      (2,986)
Net unrealized appreciation (depreciation)
 on investments                                                    19,784      (28,130)
                                                         ------------------------------
 Net increase in net assets
  resulting from operations                                        58,845       67,203
                                                         ------------------------------


 Dividends Paid From Net Investment Income                        (44,783)     (97,453)
                                                         ------------------------------
Capital Share Transactions:
Proceeds from shares sold:
 24,949,255 and 54,126,644 shares, respectively                   334,716      732,449
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 2,523,462 and 5,424,112 shares, respectively                      33,859       73,190
Cost of shares repurchased:
 31,166,400 and 62,787,538
 shares, respectively                                            (418,000)    (847,614)
                                                         ------------------------------
 Net decrease in net assets resulting
  from capital share transactions                                 (49,425)     (41,975)
                                                         ------------------------------
Total Decrease in Net Assets                                      (35,363)     (72,225)

Net Assets:
Beginning of period                                             1,428,958    1,501,183
                                                         ------------------------------
End of period (including undistributed
 net investment income of $4,052 and
 $3,359, respectively)                                         $1,393,595   $1,428,958
                                                            =============    =========
*Unaudited

See Notes to Financial Statements

INTERMEDIATE BOND FUND OF AMERICA

NOTES TO FINANCIAL STATEMENTS

1. Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

     Bonds and notes are valued at prices obtained from a bond-pricing service provided by a major dealer in bonds, when such prices are available. However, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean of their representative quoted bid and asked prices or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with more than 60 days remaining to maturity are valued at the mean of their representative quoted bid and asked prices. Where pricing service or market quotations are not readily available, securities will be valued at fair value by the Board of Trustees or a committee thereof. Short-term securities with 60 day or less remaining to maturity are valued at amortized cost, which approximates market value.

     As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Dividends to shareholders are declared daily after determination of the fund's net asset value and paid to shareholders monthly.

     Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $29,000 includes $19,000 that was paid by these credits rather than in cash.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

     As of February 28, 1997, net unrealized appreciation on investments for book and federal income tax purposes aggregated $40,000, of which $17,227,000 related to appreciated securities and $17,187,000 related to depreciated securities. During the six months ended February 28, 1997, the fund realized, on a tax basis, a net capital loss of $6,415,000 on security transactions. The fund had available at August 31, 1996, a net capital loss carryforward of $78,879,000 which may be used to offset capital gains realized during subsequent years through 2004 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,380,281,000 at February 28, 1997.

3. The fee of $2,813,000 for management services was paid pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

     Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended February 28, 1997, distribution expenses under the Plan were $2,102,000. As of February 28, 1997, accrued and unpaid distribution expenses were $678,000.

     American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $518,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $716,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

     Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 1997, aggregate amounts deferred and earnings thereon were $36,000.

     CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of February 28, 1997, accumulated net realized loss on investments was $89,228,000 and paid-in capital was $1,478,731,000.

     The fund made purchases and sales of investment securities, excluding short-term securities, of $163,844,000 and $196,443,000, respectively, during the six months ended February 28, 1997.



PER-SHARE DATA AND RATIOS
---------------------------------------      -----------   -----------   -----------  --------  --------  --------
                                              Six months
                                                   ended                        Year     Ended    August        31
                                            February 28,   -----------   -----------  --------  --------  --------
                                                1997 /1/           1996          1995      1994      1993      1992
                                             -----------   -----------   -----------  --------  --------  --------
Net Asset Value, Beginning
 of Period                                        $13.26        $13.52        $13.38    $14.64    $14.28    $13.69
                                             -----------   -----------   -----------  --------  --------  --------

Income from Investment
 Operations:
  Net investment income                              .43           .88           .93       .95      1.00      1.09
  Net realized and unrealized
   gain (loss) on investments.                       .12          (.27)          .13     (1.20)      .37       .59
   Total from investment                     -----------   -----------   -----------  --------  --------  --------
    operations                                       .55           .61          1.06      (.25)     1.37      1.68
                                             -----------   -----------   -----------  --------  --------  --------
Less Distributions:
 Dividends from net investment
  income                                            (.42)         (.87)         (.92)     (.94)    (1.01)    (1.09)
 Distributions from capital gains                                                         (.07)
                                             -----------   -----------   -----------  --------  --------  --------
   Total distributions                              (.42)         (.87)         (.92)    (1.01)    (1.01)    (1.09)
                                             -----------   -----------   -----------  --------  --------  --------
Net Asset Value, End of Period                    $13.39        $13.26        $13.52    $13.38    $14.64    $14.28
                                             ===========   ===========   ===========  ========  ========    ======
Total Return /2/                               4.26% /3/          4.63%         8.33%     1.80%     9.95%    12.79%

Ratios/Supplemental Data:
 Net assets, end of period (in
  millions)                                       $1,394        $1,429        $1,501    $1,626    $1,686    $1,215
 Ratio of expenses to average
  net assets                                    .40% /3/           .80%          .78%      .83%      .82%      .90%
 Ratio of net income to
  average net assets                           3.13% /3/          6.53%         6.96%     6.79%     7.00%     7.66%
 Portfolio turnover rate                      13.87% /3/         48.25%        71.91%    52.94%    42.59%    45.01%

/1/Unaudited
/2/Calculated without deducting a sales charge.  The maximum sales charge is
 4.75% of the fund's offering price.
/3/Based on operations for the period shown and, accordingly, not representative of a full year's operations.

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH AND MANAGEMENT COMPANY

333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
(Please write to the address nearest you.)

American Funds Service Company
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1997, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Litho in USA SG/GRS/3392
Lit. No. IBFA-013-0497

Printed on recycled paper

[The American Funds Group(r)]